Financial liabilities - borrowings (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Current and Non - Current Borrowings
The Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2019	2018
Non-current
1.875% euro notes 2021 (nominal amount €195m; 2018 nominal amount €250m)	170	233
3.75% US dollar notes 2022 (nominal amount $117m)	89	92
3.25% US dollar notes 2023 (nominal amount $94m)	72	74
1.375% euro notes 2025 (nominal amount €300m)	262	273
Revolving credit facility	230	—
Lease liabilities (see note 35)	749	2

	1,572	674

Current
Due within one year or on demand:
Bank loans and overdrafts	3	43
Lease liabilities (see note 35)	89	3

	92	46

Total borrowings	1,664	720

Summary of Maturities of the Group's Non-Current Borrowings
The maturities of the Group’s
non-current
borrowings are as follows:

All figures in £ millions	2019	2018
Between one and two years	251	1
Between two and five years	609	400
Over five years	712	273

	1,572	674

Summary of Carrying Amounts and Market Value of Borrowings
The carrying amounts and market values of borrowings are as follows:

	2019			2018
All figures in £ millions	Effective interest rate	Carrying value	Market value	Effective interest rate	Carrying value	Market value
Bank loans and overdrafts	n/a	3	3	n/a	43	43
1.875% euro notes 2021	2.04%	170	170	2.04%	233	233
3.75% US dollar notes 2022	3.94%	89	90	3.94%	92	91
3.25% US dollar notes 2023	3.36%	72	72	3.36%	74	71
1.375% euro notes 2025	1.44%	262	263	1.44%	273	266
Revolving credit facility	1.075%	230	230	—	—	—
Lease liabilities	n/a	838	838	n/a	5	5

		1,664	1,666		720	709

Summary of Carrying Amounts of Borrowings which Denominated in Currencies
The carrying amounts of the Group’s borrowings before the effect of derivatives (see notes 16 and 19 for further information on the impact of derivatives) are denominated in the following currencies:

All figures in £ millions	2019	2018
US dollar	539	188
Sterling	576	23
Euro	442	506
Other	107	3

	1,664	720